Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
2016	$ 359,000
2017	169,000
2018	122,000
2019	96,000
2020	66,000
Thereafter	59,000
Amortization of definite-lived intangible assets	$ 1,100,000	$ 720,000	$ 1,600,000